UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [X] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO         April 14, 2010
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         46
Form 13F Information Table Value Total:   $233,537
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

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

                                  TITLE
                                    OF               VALUE   SHRS OR         INVESTMENT      VOTING AUTHORITY
NAME OF ISSUER                    CLASS    CUSIP    (X$1000) PRN AMT SH/ PRN DISCRETION SOLE  SHARED  NONE
BERKSHIRE HATHAWAY                 COM  084670108      15,494     128  SH       SOLE                    128
INTERNATIONAL BUSINESS MACHINE     COM  459200101      10,172  79,000  SH       SOLE                 79,000
UNION PACIFIC CORPORATION          COM  907818108       9,999 132,000  SH       SOLE                 132,000
PEPSICO INCORPORATED               COM  713448108       9,755 147,000  SH       SOLE                 147,000
BHP BILLITON LTD - SPON ADR        ADR  088606108       8,930 108,500  SH       SOLE                 108,500
CATERPILLAR TRACTOR CO             COM  149123101       8,746 134,000  SH       SOLE                 134,000
SCHLUMBERGER LTD                   COM  806857108       8,343 125,400  SH       SOLE                 125,400
EMERSON ELECTRIC CO                COM  291011104       7,899 155,500  SH       SOLE                 155,500
3M COMPANY                         COM  88579Y101       7,598  91,000  SH       SOLE                 91,000
ROYAL DUTCH SHELL PLC - ADR A      ADR  780259206       7,072 116,500  SH       SOLE                 116,500
WAL-MART STORES                    COM  931142103       6,857 124,512  SH       SOLE                 124,512
EXXON MOBIL CORPORATION            COM  30231G102       6,530  94,962  SH       SOLE                 94,962
CISCO SYSTEMS INC                  COM  17275R102       6,240 234,600  SH       SOLE                 234,600
ORACLE CORP                        COM  68389X105       5,994 229,400  SH       SOLE                 229,400
HOSPIRA INC                        COM  441060100       5,873 104,400  SH       SOLE                 104,400
PRAXAIR INC                        COM  74005P104       5,862  69,000  SH       SOLE                 69,000
COVIDIEN LTD                       COM  G2554F105       5,819 114,850  SH       SOLE                 114,850
PROCTER & GAMBLE CO                COM  742718109       5,708  91,000  SH       SOLE                 91,000
ILLINOIS TOOL WORKS                COM  452308109       5,250 110,000  SH       SOLE                 110,000
PHILIP MORRIS INTERNATIONAL        COM  718172109       4,721  89,500  SH       SOLE                 89,500
TARGET CORP                        COM  87612E106       4,621  83,000  SH       SOLE                 83,000
KIMBERLY CLARK CORPORATION         COM  494368103       4,577  74,200  SH       SOLE                 74,200
HEWLETT-PACKARD CO.                COM  428236103       4,536  84,200  SH       SOLE                 84,200
MEDCO HEALTH SOLUTIONS INC         COM  58405U102       4,518  70,108  SH       SOLE                 70,108
ENBRIDGE INC.                      COM  29250N105       4,344  88,000  SH       SOLE                 88,000
GENERAL ELECTRIC COMPANY           COM  369604103       4,260 230,000  SH       SOLE                 230,000
INTEL CORP                         COM  458140100       4,131 183,200  SH       SOLE                 183,200
ABBOTT LABS                        COM  002824100       4,007  76,000  SH       SOLE                 76,000
JM SMUCKER CO                      COM  832696405       3,964  64,100  SH       SOLE                 64,100
LOWE'S CORP                        COM  548661107       3,857 150,500  SH       SOLE                 150,500
MERCK & CO.                        COM  58933Y105       3,372  91,200  SH       SOLE                 91,200
BRISTOL-MYERS SQUIBB CO            COM  110122108       3,365 128,200  SH       SOLE                 128,200
MICROSOFT CORP.                    COM  594918104       3,337 110,000  SH       SOLE                 110,000
SPECTRA ENERGY CORP                COM  847560109       3,270 140,400  SH       SOLE                 140,400
BP P.L.C.                          COM  055622104       3,092  52,000  SH       SOLE                 52,000
HSBC HOLDINGS PLC-SPONS ADR        ADR  404280406       2,922  55,000  SH       SOLE                 55,000
YUM BRANDS INC                     COM  988498101       2,641  64,900  SH       SOLE                 64,900
AMETEK INC                         COM  031100100       2,580  60,800  SH       SOLE                 60,800
VISA INC/A                         COM  92826C839       2,415  26,100  SH       SOLE                 26,100
WEATHERFORD INTERNATIONAL          COM  H27013103       2,326 140,600  SH       SOLE                 140,600
TRANSOCEAN LTD                     COM  H8817H100       2,081  24,300  SH       SOLE                 24,300
FRANKLIN RESOURCES                 COM  354613101       1,734  15,100  SH       SOLE                 15,100
DEVRY INC                          COM  251893103       1,615  24,900  SH       SOLE                 24,900
NALCO HOLDINGS CO                  COM  62985Q101       1,251  50,800  SH       SOLE                 50,800
FLOWSERVE CORP                     COM  34354P105         932   8,100  SH       SOLE                  8,100
ITC HOLDINGS CORP                  COM  465685105         927  16,700  SH       SOLE                 16,700



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